Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

4. Debt

The Company’s net carrying amount of debt is comprised of the following:

	March 31, 2015	December 31, 2014
IM Term Loan	$12,500,000	$12,750,000
JR Term Loan	9,000,000	9,000,000
H Term Loan	10,000,000	10,000,000
IM Seller Note	4,692,000	5,366,000
Ripka Seller Notes(*)	2,683,000	4,398,000
Contingent obligation – IM Seller(*)	5,766,000	5,766,000
Contingent obligation – JR Seller	3,784,000	3,784,000
Total	48,425,000	51,064,000
Current portion(*)	12,381,000	11,416,000
Total long-term debt	$36,044,000	$39,648,000

(*)
$5.77 million of the current portion of long-term debt consists of contingent obligation related to IM Brands, described below, which is payable in common stock or cash, at the Company’s option. The current portion of long-term debt also includes the $2.24 million fair value of the Ripka Seller Notes, which was redeemed on April 21, 2015 for shares of our common stock (See Note 10, Subsequent Events).

IM Term Loan

On August 1, 2013, IM Brands entered into a $13.0 million five year term loan with Bank of Hapoalim (“BHI”) (as amended, the “IM Term Loan”). The IM Term Loan is secured by all of the assets of IM Brands and the Company’s membership interest in IM Brands and bears interest at an annual fixed rate of 4.44%, payable quarterly in arrears each calendar quarter. The obligations under the IM Term Loan are also guaranteed by the Company. Scheduled principal payments are as follows:

Year Ending December 31,	Amount of Principal Payment
2015 (April 1 through December 31)	$1,125,000
2016	2,625,000
2017	3,125,000
2018	5,625,000
Total	$12,500,000
IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to (i) fifty percent (50%) of the excess cash flow for such fiscal year, until such time as principal payments to BHI under the IM Term Loan and the JR Term Loan equals $1,000,000 in the aggregate, then twenty percent (20%) of the excess cash flow for such fiscal year. Excess cash flow means, for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the IM Term Loan) paid or payable during such period less (c) all income tax payments made during such period.
See “Financial Covenants” below for a summary of the financial covenants required under the IM Term Loan.

JR Term Loan

On April 3, 2014, the Company entered into a $9 million five year term loan with BHI (as amended, the “JR Term Loan”). The JR Term Loan is secured by all of the assets of JR Licensing and a guarantee from the Company secured by a pledge of the Company’s membership interest in JR Licensing and by a guarantee from IM Brands, secured by a pledge of all of IM Brands’ assets. The JR Term Loan bears interest at an annual variable rate of either LIBOR plus 3.5% or Prime plus 0.50%, at JR Licensing’s option, payable, if the JR Term Loan is bearing interest based on LIBOR, on the last business day of the applicable interest period and, if the JR Term Loan is bearing interest based on Prime, quarterly in arrears on the first day of each calendar quarter. Scheduled principal payments, which begin April 1, 2015, are as follows:

Year Ending December 31,	Amount of Principal Payment
2015 (April 1 through December 31)	$1,125,000
2016	2,250,000
2017	2,875,000
2018	2,250,000
2019	500,000
Total	$9,000,000
JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the “JR Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture. JR Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the JR Term Loan) paid or payable during such period less (c) the portion of the holdback amount paid or payable pursuant to the asset purchase agreement dated April 1, 2014 by and between JR Licensing and Judith Ripka Berk (“Ms. Berk”) and certain companies owned by Ms. Berk (collectively “Ripka”) during such period less (d) payments made during such period by JR Licensing to the Company equal to the estimated tax liability of the Company resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of JR Licensing. JR Licensing also executed a guaranty of the IM Term Loan, secured by a pledge of all of JR Licensing’s assets.
See “Financial Covenants” below for a summary of the financial covenants required under the JR Term Loan.

H Term Loan

On December 22, 2014, H Licensing entered into a $10 million, five year term loan with BHI (“H Term Loan”). The H Term Loan is secured by (i) all of the assets of H Licensing, (ii) a guarantee by the Company, secured by a pledge of the Company’s membership interest in H Licensing, (iii) a guarantee from IM Brands, secured by a pledge of all of the assets of IM Brands, and (iv) a guarantee from JR Licensing, secured by a pledge of all of the assets of JR Licensing.
The H Term Loan bears interest at an annual rate, as elected by H Licensing, of LIBOR plus 3.50% or Prime rate plus 0.50%. Interest on the H Term Loan accruing at a rate based on LIBOR is payable on the last business day of the applicable interest period and interest on the H Term Loan accruing at a rate based on the Prime rate is payable quarterly in arrears on the first day of each calendar quarter. Scheduled principal payments of the H Loan are as follows:

Year Ending December 31,	Amount of Principal Payment
2016	$1,500,000
2017	2,500,000
2018	3,000,000
2019	3,000,000
Total	$10,000,000
For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all cash interest and principal (including the H Term Loan) paid or payable during such period less (c) all taxes paid or payable during such period less (d) payments made during such period by H Licensing to the Company equal to the estimated tax liability of the Company resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of H Licensing. H Licensing also executed a guarantee of the Company’s outstanding term loans with BHI.
See “Financial Covenants” below for a summary of the financial covenants required under the H Term Loan.

Financial Covenants — Term Loans

The Company is required to maintain minimum fixed charge ratio and liquidity covenants and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the IM Term Loan, the JR Term Loan, and the H Term Loan (collectively, the “Term Loans”). In addition:
•
EBITDA (as defined in the respective term loan agreements) of the Company on a consolidated basis shall not be less than $7,500,000 for the year ending December 31, 2015, not less than $15,500,000 for the year ending December 31, 2016 and not less than $17,000,000 for year ending December 31, 2017 and each year end thereafter;

•
Capital expenditures of the Company on a consolidated basis in any fiscal year shall not exceed $1,300,000, of which not more than $500,000 shall be capital expenditures for the retail division for the year ending December 31, 2015, and $500,000 for the year ending December 31, 2016 and each year end thereafter;

•	The fixed charge ratio of the Company on a consolidated basis shall not be less than 1.20 to 1.00 at the end of each fiscal quarter for the twelve fiscal month period ending on such fiscal quarter;
•	Net worth of the Company on a consolidated basis shall not be less than $40 million at any time;
•	Liquid assets of the Company on a consolidated basis shall not be less than $4,500,000 at any time;
•
EBITDA of IM Brands (as defined in the agreement) shall not be less than $9,000,000 for the year ending December 31, 2015, not less than $11,000,000 for the year ending December 31, 2016 and not less than $12,500,000 for the year ending December 31, 2017 and each year end thereafter;

•
EBITDA of JR Licensing (as defined in the agreement) shall not be less than $4,000,000 for the year ending December 31, 2015 and not less than $5,000,000 for the year ending December 31, 2016 and each year end thereafter;

•
H Licensing’s loss, if any (prior to the Company’s allocable expenses) for the year ending December 31, 2015 cannot exceed $500,000 and EBITDA of H Licensing (as defined in the agreement) shall not be less than $4,500,000 for the year ending December 31, 2016 and not less than $5,000,000 for the year ending December 31, 2017 and each year end thereafter; and

•	H Licensing shall have license royalty income of at least $6,000,000 each year commencing for the year ending December 31, 2016.
As of March 31, 2015, the Company was in compliance with all of the covenants under the Term Loans.
For the Current Quarter and the Prior Year Quarter, the Company incurred interest expense of $312,000 and $144,000, respectively, related to the Term Loans.

IM Seller Note

On September 29, 2011, as part of the consideration for the purchase of the Isaac Mizrahi Business, the Company issued to IM Ready-Made, LLC (“IM Ready”) a promissory note in the principal amount of $7,377,000 (as amended, the “IM Seller Note”). The stated interest rate of the IM Seller Note is 0.25%. Management determined that this rate was below the Company’s expected borrowing rate, which was then estimated at 9.25% per annum. Therefore, the Company discounted the IM Seller Note by $1,740,000 using a 9.0% imputed annual interest rate, resulting in an initial value of $5,637,000. Also, on September 29, 2011, the Company prepaid $123,000 of interest on the IM Seller Note. The imputed interest amount is being amortized over the term of the IM Seller Note and recorded as other interest and finance expense on the Company’s unaudited condensed consolidated statements of operations.
On December 24, 2013, the IM Seller Note was amended to (1) revise the maturity date to September 30, 2016 (the “Amended Maturity Date”), (2) revise the date to which the maturity date may be extended to September 30, 2018. The IM Seller Note also (1) provides the Company with a prepayment right with its Common Stock, subject to remitting in cash the required cash payments set forth below and a minimum Common Stock price of $4.50 per share, and (2) requires interim scheduled payments. The remaining scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount
January 31, 2016(i)	$750,000
September 30, 2016(ii)	$4,377,432

(i)	Payable in cash subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.
(ii)	Payable in stock or cash at the Company’s sole discretion. Amounts paid in cash require BHI’s approval. Amounts payable in shares of Common Stock are subject to the provisions described above.
The stated interest rate of the IM Seller Note remains at 0.25%. Management determined that the Company’s expected borrowing rate as of the date of the amendment was 6.44%. Based on the revised payment schedule and the change in the Company’s expected borrowing rate, the Company increased the IM Seller Note discount by $337,000, and accordingly reduced the carrying value of the IM Seller Note.
For the Current Quarter and the Prior Year Quarter, the Company incurred interest expense of $81,000 and $83,000, respectively, which includes amortization of the discount on the IM Seller Note of $76,000 and $79,000, respectively. The IM Seller Note balance, net of discount, at March 31, 2015 and December 31, 2014 was $4,692,000 and $5,366,000, respectively.

Ripka Seller Notes

On April 3, 2014, as part of the consideration for the purchase of the Ripka Brand, JR Licensing issued to Ripka promissory notes in the aggregate principal amount of $6,000,000 (the “Ripka Seller Notes”). The Ripka Seller Notes have a term of five years from the date of issuance, are payable in cash or shares of the Company’s Common Stock valued at the time of payment, at the Company’s option, and with a floor price of $7.00 per share if paid in stock, with Ripka having certain rights to extend the maturity of the Ripka Seller Notes in the event the Company’s stock is trading at a price of less than $7.00 per share. On February 20, 2015, a portion of the Ripka Seller Notes was amended and satisfied.
Management determined that its expected borrowing rate is estimated to be 7.33% per annum and, therefore, discounted the Ripka Seller Notes by $1,835,000 using a 7.33% imputed annual interest rate, resulting in an initial value of $4,165,000. The imputed interest amount is being amortized over the term of the Ripka Seller Notes and recorded as other interest and finance expense on the Company’s condensed consolidated statements of operations.
On February 20, 2015, the Company agreed to cancel Ripka Seller Notes in the principal amount of $3.0 million and execute in its place: (i) a $2.4 million principal amount promissory note issued in the name of Ripka (the “$2,400,000 Seller Note”) and (ii) a $600,000 principal amount promissory note issued in the name of Ripka (the “$600,000 Seller Note”), each with substantially the same terms as the Ripka Seller Notes; provided, however, that the Company and Ms. Ripka agreed that, upon Ripka’s assignment of the $600,000 Seller Note to a permitted assignee, the principal payments under the $600,000 Seller Note shall accelerate to be payable in eight equal quarterly installments of $75,000 with the first payment due on March 31, 2015 and with the final principal payment payable on December 31, 2016. The $2,400,000 Seller
Note was assigned by Ripka to Judith Ripka Creations, Inc. and then assigned by Judith Ripka Creations, Inc. to Thai Jewelry Manufacturer Co. LTD. (“Thai Jewelry”).
On February 20, 2015, the Company entered into a release letter (the “Release Letter”) with Thai Jewelry, pursuant to which the Company agreed to issue to Thai Jewelry an aggregate of 266,667 shares of the Company’s Common Stock in exchange for the cancellation of the $2,400,000 Seller Note. On March 25, 2015, the Company issued the shares of Common Stock pursuant to the Release Letter. The carrying value, net of the discount at the time of the redemption of the $2.4 million Ripka Seller Notes was $1.79 million and, as a result, the Company recorded a loss on the early extinguishment of debt of $611,000 during the Current Quarter, which is included in the accompanying condensed consolidated statements of operations.
For the Current Quarter, the Company incurred interest expense of $79,000, which consists solely of amortization of the discount on the Ripka Seller Notes. The Ripka Seller Notes balance, net of discount, at March 31, 2015 and December 31, 2014 was $2,683,000 and $4,398,000, respectively.

Contingent Obligations

IM Earn-Out Obligation
IM Ready may earn additional shares of Common Stock with a value of up to $7,500,000 (the “IM Earn-Out Value”) for the 12-month period ending September 30, 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the net royalty income target set forth below (the “IM Earn-Out Obligation”). On December 24, 2013, the Company and IM Ready amended the terms of the IM Earn-Out Obligation and eliminated the additional consideration for the fiscal year ending September 30, 2014 and the Company made a one-time cash payment of $315,000 to IM Ready in March 2014. The IM Earn-Out Obligation is recorded as the current portion of long-term debt in the amount of $3.0 million at March 31, 2015 and December 31, 2014 in the accompanying condensed consolidated balance sheets.
Any future change in the IM Earn-Out Obligation will result in an expense or income in the period in which it is determined the fair market value has changed. The royalty targets and percentage of the potential earn-out value are as follows:

Royalty Target Period	Royalty Target	Earn-Out Value
Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000
IM Ready will receive a percentage of the IM Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below.

Applicable Percentage	% of Earn-Out Value Earned
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%
The IM Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC Topic 480”), the IM Earn-Out Obligation is treated as a liability in the accompanying condensed consolidated balance sheets because of the variable number of shares payable under the agreement.
QVC Earn-Out
The Company is obligated to pay IM Ready $2.76 million, payable in cash or Common Stock, at the Company’s option, contingent upon IM Brands receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with the number of shares of such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty business days prior to the time of such issuance (the “QVC Earn-Out’). Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480, the QVC Earn-Out obligation is treated as a liability in the accompanying condensed consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed. The QVC Earn-Out is recorded as a current liability in the accompanying condensed consolidated balance sheets because of the variable number of shares payable under the agreement.
Ripka Earn-Out
In connection with the purchase of the Ripka Brand, the Company agreed to pay Ripka additional consideration of up to $5 million in aggregate (the “Ripka Earn-Out”), payable in cash or shares of the Company’s Common Stock based on the fair market value of the Common Stock at the time of payment, and with a floor of $7.00 per share, based on the Ripka Brand achieving in excess of $1 million of net royalty income during each of the 12-month periods ending on October 1, 2016, 2017 and 2018, less the sum of all earn-out payments for any prior earn-out period. Net royalty income shall not include any revenues generated by direct-response television sales or any revenue accelerated as a result of termination. The Ripka Earn-Out of $3.78 million is recorded as long-term debt at March 31, 2015 on the condensed consolidated balance sheets based on the difference between the fair value of the assets of the Ripka Brand acquired and the total consideration paid. In accordance with ASC Topic 480, the Ripka Earn-Out obligation is treated as a liability in the accompanying condensed consolidated balance sheet because of the variable number of shares payable under the agreement.
As of March 31, 2015 and December 31, 2014, total contingent obligations were $9.55 million.

7. Debt

The Company’s net carrying amount of debt is comprised of the following:

	December 31,
	2014	2013
IM Term Loan	$12,750,000	$13,000,000
JR Term Loan	9,000,000	—
H Term Loan	10,000,000	—
IM Seller Note	5,366,000	5,045,000
Ripka Seller Notes	4,398,000	—
Contingent obligation – IM Seller(*)	5,766,000	6,681,000
Contingent obligation – JR Seller	3,784,000	—
Total	51,064,000	24,726,000
Current portion(*)	11,416,000	565,000
Total long-term debt	$39,648,000	$24,161,000

(*)	$5.766 million of the current portion of long-term debt is the contingent obligation — IM Seller, that is payable in common stock or cash, at the Company’s option.
IM Term Loan
On August 1, 2013, IM Brands entered into a $13.0 million five year term loan with BHI (the “IM Term Loan”). On April 3, 2014, in connection with entering into the JR Term Loan (as defined below) and the Ripka Brand acquisition, the Company amended the IM Term Loan. The IM Term Loan was further amended on December 22, 2014, in connection with entering into the H Term Loan (as defined below) and the H Halston Brands acquisition, and further amended on February 19, 2015 (see Note 14). The IM Term Loan is secured by all of the assets of IM Brands and the Company’s membership interest in IM Brands and bears interest at an annual fixed rate of 4.44%, payable quarterly in arrears each calendar quarter. The obligations under the IM Term Loan are also guaranteed by the Company. Scheduled principal payments are as follows:

Year Ending December 31,	Amount of Principal Payment
2015	$1,375,000
2016	2,625,000
2017	3,125,000
2018	5,625,000
Total	$12,750,000

In addition, prior to making distributions, IM Brands is required to prepay the outstanding amount of the IM Term Loan from excess cash flow for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to twenty percent (20%) of the excess cash flow for such period. Excess cash flow means, for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the IM Term Loan) paid or payable during such period less (c) all income tax payments made during such period.

Financial Covenants

The Company is required to maintain minimum fixed charge ratio and liquidity covenants and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the IM Term Loan, as amended (see Note 14). In addition:
•
EBITDA (as defined in the agreement) of the Company and its subsidiaries on a consolidated basis shall not be less than $5,500,000 for the fiscal year ended December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $15,500,000 for the fiscal year ending December 31, 2016 and not less than $17,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•
EBITDA of IM Brands (as defined in the agreement) shall not be less than $6,000,000 for the fiscal year ended December 31, 2014, not less than $9,000,000 for the fiscal year ending December 31, 2015, not less than $11,000,000 for the fiscal year ending December 31, 2016 and not less than $12,500,000 for the fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•
Capital expenditures of the Company on a consolidated basis in any fiscal year shall not exceed $1,300,000, of which not more than $500,000 shall be capital expenditures for the retail division for the fiscal year ending December 31, 2015, and $500,000 for the fiscal year ending December 31, 2016 and each fiscal year end thereafter;

•	The fixed charge ratio of the Company on a consolidated basis shall not be less than 1.20 to 1.00 at the end of each fiscal quarter for the twelve fiscal month period ending on such fiscal quarter;
•	Net worth of the Company on a consolidated basis shall not be less than $40 million at any time;
•	Liquid assets of the Company on a consolidated basis shall not be less than $4,500,000 at any time; and
•
If, for any fiscal year commencing with the fiscal year ending December 31, 2015, there shall be excess cash flow for such fiscal year, the Company shall pay to BHI an amount equal to the applicable recapture percentage of such excess cash flow, to be applied by BHI to the principal amount of the H Term Loan in the reverse order of maturity.

As of December 31, 2014, the Company was in full compliance with all of the covenants under the IM Term Loan.
For the Current Year and Prior Year, the Company incurred interest expense of $576,000 and $241,000, respectively.
JR Term Loan
On April 3, 2014, the Company entered into a $9 million five year term loan with BHI (the “JR Term Loan”). The JR Term Loan is secured by all of the assets of JR Licensing and a guarantee from Xcel secured by a pledge of Xcel’s membership interest in JR Licensing and by a guarantee from IM Brands, secured by a pledge of all of IM Brands’ assets. The JR Term Loan was amended on December 22, 2014, in connection with entering into the H Term Loan (as defined below) and the H Halston Brands acquisition, and further amended on February 19, 2015 (see Note 14). The JR Term Loan bears interest at an annual variable rate of either LIBOR plus 3.5% or Prime plus 0.50%, at JR Licensing’s option, payable, if the JR Term Loan is bearing interest based on LIBOR, on the last business day of the applicable interest period and, if the JR Term Loan is bearing interest based on Prime, quarterly in arrears on the first day of each calendar quarter. Scheduled principal payments, which begin April 1, 2015, are as follows:

Year Ending December 31,	Amount of Principal Payment
2015	$1,125,000
2016	2,250,000
2017	2,875,000
2018	2,250,000
2019	500,000
Total	$9,000,000

In addition, JR Licensing shall prepay the outstanding amount of the JR Term Loan from excess cash flow (the “JR Cash Flow Recapture”) for each fiscal year commencing with the year ending December 31, 2015 in arrears in an amount equal to fifty percent (50%) of such JR Cash Flow Recapture. JR Cash Flow Recapture shall mean for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all interest and principal (including indebtedness owed for the JR Term Loan) paid or payable during such period less (c) the portion of the holdback amount paid or payable pursuant to the JR Purchase Agreement during such period less (d) payments made during such period by JR Licensing to Xcel equal to the estimated tax liability of Xcel resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of JR Licensing. JR Licensing also executed a guaranty of the IM Term Loan, secured by a pledge of all of JR Licensing’s assets.

Financial Covenants

The Company is required to maintain minimum fixed charge ratio and liquidity covenants and other non-monetary covenants, including reporting requirements and trademark preservation in accordance with the terms and conditions of the JR Term Loan, as amended (see Note 14, Subsequent Events). In addition:
•
EBITDA (as defined in the agreement) of the Company on a consolidated basis shall not be less than $5,500,000 for the fiscal year ended December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $15,500,000 for the fiscal year ending December 31, 2016 and not less than $17,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•
EBITDA of JR Licensing (as defined in the agreement) shall not be less than $3,000,000 for the fiscal year ended December 31, 2014, not less than $4,000,000 for the fiscal year ending December 31, 2015 and not less than $5,000,000 for the fiscal year ending December 31, 2016 and each fiscal year end thereafter;

•
Capital expenditures of the Company on a consolidated basis in any fiscal year shall not exceed $1,300,000 of which not more than $500,000 shall be capital expenditures for the retail division for the fiscal year ending December 31, 2015, and $500,000 for the fiscal year ending December 31, 2016 and each fiscal year end thereafter;

•	The fixed charge ratio of the Company on a consolidated basis shall not be less than 1.20 to 1.00 at the end of each fiscal quarter for the twelve fiscal month period ending on such fiscal quarter;
•	Net worth of the Company on a consolidated basis shall not be less than $40 million at any time;
•	Liquid assets of the Company on a consolidated basis shall not be less than $4,500,000 at any time; and
•
If, for any fiscal year commencing with the fiscal year ending on December 31, 2015, there shall be excess cash flow for such fiscal year, Xcel shall pay to BHI an amount equal to the applicable recapture percentage of such excess cash flow, to be applied by BHI to the principal amount of the H Loan in the reverse order of maturity.

As of December 31, 2014, the Company was in full compliance with all of the covenants under the JR Term Loan.
For the Current Year, the Company incurred interest expense of $249,000.
H Term Loan
On December 22, 2014, H Licensing entered into a $10 million, five year term loan with BHI (“H Term Loan”). The H Term Loan is secured by (i) all of the assets of H Licensing, (ii) a guarantee by Xcel, secured by a pledge of Xcel’s membership interest in H Licensing, (iii) a guarantee from IM Brands, secured by a pledge of all of the assets of IM Brands, and (iv) a guarantee from JR Licensing, secured by a pledge of all of the assets of JR Licensing.
The H Term Loan bears interest at an annual rate, as elected by H Licensing, of LIBOR plus 3.50% or Prime rate plus .50%. Interest on the H Term Loan accruing at a rate based on LIBOR is payable on the last business day of the applicable interest period and interest on the H Term Loan accruing at a rate based on the Prime rate is payable quarterly in arrears on the first day of each calendar quarter. Scheduled principal payments of the H Loan are as follows:

Year Ending December 31,	Amount of Principal Payment
2015	$—
2016	1,500,000
2017	2,500,000
2018	3,000,000
2019	3,000,000
Total	$10,000,000
For any fiscal year commencing with the fiscal year ending December 31, 2015, H Licensing is required to prepay the outstanding amount of the H Term Loan from excess cash flow for the prior fiscal year in an amount equal to twenty percent (20%) of such excess cash flow. Excess cash flow is defined as, for any fiscal period, cash provided by operating activities for such period less (a) capital expenditures not made through the incurrence of indebtedness less (b) all cash interest and principal (including the H Term Loan) paid or payable during such period less (c) all taxes paid or payable during such period less (d) payments made during such period by H Licensing to Xcel equal to the estimated tax liability of Xcel resulting from any taxable income (net of losses, including for prior years to the extent permitted to be deducted) of H Licensing. H Licensing also executed a guarantee of Xcel’s outstanding term loans with BHI.
The H Term Loan contains customary covenants, including reporting requirements, trademark preservation and the following financial covenants:
•
EBITDA (as defined in the agreement) of the Company and its subsidiaries on a consolidated basis shall not be less than $5,500,000 for the fiscal year ended December 31, 2014, not less than $7,500,000 for the fiscal year ending December 31, 2015, not less than $15,500,000 for the fiscal year ending December 31, 2016 and not less than $17,000,000 for fiscal year ending December 31, 2017 and each fiscal year end thereafter;

•
H Licensing’s loss, if any (prior to the Company’s allocable expenses) for the fiscal year ending December 31, 2015 cannot exceed $500,000 and EBITDA of H Licensing (as defined in the agreement) shall not be less than $4,500,000 for the fiscal year ended December 31, 2016 and not less than $5,000,000 for the fiscal year ending December 31, 2017 each fiscal year end thereafter;

•
Capital expenditures of the Company on a consolidated basis in any fiscal year shall not exceed $1,300,000, of which not more than $500,000 shall be capital expenditures for the retail division for the fiscal year ending on December 31, 2015, and $500,000 for the fiscal year ending December 31, 2016 and each fiscal year end thereafter;

•	The fixed charge ratio of the Company on a consolidated basis shall not be less than 1.20 to 1.00 at the end of each fiscal quarter for the twelve fiscal month period ending on such fiscal quarter;
•	Net worth of the Company on a consolidated basis shall not be less than $40 million at any time;
•	Liquid assets of the Company and its subsidiaries on a consolidated basis shall not be less than $4,500,000 at any time;
•
If, for any fiscal year commencing with the fiscal year ending December 31, 2015, there shall be excess cash flow for such fiscal year, the Company shall pay to BHI an amount equal to the applicable recapture percentage of such excess cash flow, to be applied by BHI to the principal amount of the H Term Loan in the reverse order of maturity; and

•	H Licensing shall have license royalty income of at least $6,000,000 each fiscal year commending for the fiscal year ended December 31, 2016.
As of December 31, 2014, the Company was in full compliance with all of the covenants under the H Term Loan.
For the Current Year, the Company incurred interest expense of $9,000.
IM Seller Note
On September 29, 2011, as part of the consideration for the purchase of the Isaac Mizrahi Business, the Company issued to IM Ready-Made, LLC (“IM Ready”) a promissory note (the “IM Seller Note”) in the principal amount of $7,377,000. The stated interest rate of the IM Seller Note is 0.25% per annum. Management determined that this rate was below the Company’s expected borrowing rate, which was then estimated at 9.25% per annum. Therefore, the Company discounted the IM Seller Note by $1,740,000 using a 9.0% imputed annual interest rate, resulting in an initial value of $5,637,000. In addition, on September 29, 2011, the Company prepaid $123,000 of interest on the IM Seller Note. The imputed interest amount is being amortized over the term of the IM Seller Note and recorded as other interest and finance expense on the Company’s consolidated statements of operations.
On December 24, 2013, the IM Seller Note was amended to (1) revise the maturity date to September 30, 2016 (“Amended Maturity Date”), (2) revise the date to which the maturity date may be extended to September 30, 2018, (3) provide the Company with a prepayment right with its Common Stock, subject to remitting in cash the required cash payments set forth below and a minimum Common Stock price of $4.50 per share, and (4) require interim scheduled payments. Scheduled principal payments (including amortization of imputed interest) are as follows:

Payment Date	Payment Amount	Amounts Payable in Cash	Amount Payable in Cash with Restrictions(i)	Amount Payable in Stock(ii)
January 31, 2015(iii)	$750,000	$750,000	$—	$—
January 31, 2016	$750,000	$—	$750,000	$—
September 30, 2016	$4,377,432	$—	$—	$4,377,432

(i)
Amounts payable in cash with restrictions are subject to BHI approving the cash payment. If BHI does not approve the cash payment, the amount shall be payable in shares of Common Stock subject to the provisions described above.

(ii)
This includes the last payment on the Amended Maturity Date and may include amounts payable in cash with restrictions whereby BHI provides approval and the amount would be paid with the Company’s Common Stock. Amounts payable with the Company’s Common Stock shall be subject to the provisions described above.

(iii)	Paid prior to January 31, 2015.
The stated interest rate of the IM Seller Note remains at 0.25% per annum. Management determined that the Company’s expected borrowing rate as of the date of the amendment was 6.44% per annum. Based on the revised payment schedule and the change in the Company’s expected borrowing rate, the Company increased the IM Seller Note discount by $337,000, and accordingly reduced the carrying value of the IM Seller Note. Management determined that the amendment to the IM Seller Note was in conjunction with an amendment to the contingent obligation to IM Ready Earn-out Obligation (as defined below) and the reduction to the carrying value of the IM Seller Note was recorded as part of the gain on reduction of contingent obligations in the Company’s December 31, 2013 consolidated statement of operations.
For the Current Year and Prior Year, the Company incurred interest expense of $342,000 and $617,000, respectively, which includes amortization of the discount on the IM Seller Note of $321,000 and $576,000, respectively. The IM Seller Note balance, net of discount, at December 31, 2014 and 2013 was $5,366,000 and $5,045,000, respectively.
Ripka Seller Notes
On April 3, 2014, as part of the consideration for the purchase of the Ripka Brand, JR Licensing issued to Ripka the Ripka Seller Notes. The Ripka Seller Notes have a term of five years from the date of issuance, are payable in cash or shares of the Company’s Common Stock valued at the time of payment, at the Company’s option, and with a floor price of $7.00 per share if paid in stock, with Ripka having certain rights to extend the maturity of the Ripka Seller Notes in the event the Company’s stock is trading at a price of less than $7.00 per share. As further discussed in Note 14, on February 20, 2015, a portion of the Ripka Seller Notes were amended and satisfied.
Management determined that its expected borrowing rate is estimated to be 7.33% per annum and has, therefore, discounted the Ripka Seller Notes by $1,835,000 using a 7.33% imputed annual interest rate, resulting in an initial value of $4,165,000. The imputed interest amount is being amortized over the term of the Ripka Seller Notes and recorded as other interest and finance expense on the Company’s consolidated statements of operations.
For the Current Year, the Company incurred interest expense of $233,000, which consists solely of amortization of the discount on the Ripka Seller Notes. The Ripka Seller Notes balance, net of discount, at December 31, 2014 was $4,398,000.

Contingent Obligations

IM Earn-Out Obligation
IM Ready may earn additional shares of Common Stock with a value of up to $7.5 million (the “IM Earn-Out Value”) for the 12-month period ending September 30, 2015, with the number of shares to be issued based upon the greater of (i) $4.50 per share and (ii) the average stock price for the last twenty business days in such period, and with such earn-out payment contingent upon the Isaac Mizrahi Business achieving the net royalty income target set forth below (the “IM Earn-Out Obligation”). On December 24, 2013, the Company and IM Ready amended the terms of the IM Earn-Out Obligation and eliminated the additional consideration for the fiscal year ended December 31, 2014 and the Company made a one-time cash payment of $315,000 to IM Ready in March 2014. The IM Earn-Out Obligation is recorded as $3.0 million and $3.6 million of long-term debt at December 31, 2014 and 2013, respectively, with $3.0 million and $0.3 million as a current liability at December 31, 2014 and 2013, respectively, on the consolidated balance sheets. The IM Earn-Out Value is payable solely in stock.
The additional $0.6 million reduction was recorded as a gain on reduction of contingent obligations in the Company’s consolidated statement of operations in the Current Year. The reduction in the IM Earn-Out Obligation was based primarily on a revision of projected future net royalty income related to the Isaac Mizrahi Brand within the earn-out period. The recorded IM Earn-Out Obligation was reduced as a result of the timing of projected future net royalty income of the Isaac Mizrahi Business, which diminished the probability of achieving the remaining royalty target. This adjustment resulted from the Company having better visibility in its 2015 royalties given current Isaac Mizrahi Brand product sales information.
Any future change in the IM Earn-Out Obligation will result in an expense or income in the period in which it is determined the fair market value of the carrying value has changed. The royalty targets and percentage of the potential earn-out value are as follows:

Royalty Target Period	Royalty Target	Earn-Out Value
Royalty Target Period (October 1, 2014 to September 30, 2015)	$24,000,000	$7,500,000

IM Ready will receive a percentage of the “IM Earn-Out Value based upon the percentage of the actual net royalty income of the Isaac Mizrahi Business to the royalty target as set forth below:

Applicable Percentage	% of Earn-Out Value Earned
Less than 76%	0%
76% up to 80%	40%
80% up to 90%	70%
90% up to 95%	80%
95% up to 100%	90%
100% or greater	100%

The IM Earn-Out Value is payable solely in stock. In accordance with ASC Topic 480, “Distinguishing Liabilities from Equity” (“ASC Topic 480”), the IM Earn-Out Obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement.
QVC Earn-Out
The Company is obligated to pay IM Ready $2.76 million, payable in cash or Common Stock, at the Company’s option, contingent upon IM Brands receiving aggregate net royalty income of at least $2.5 million from QVC in the twelve-month period ending September 30, 2015 with the number of shares of such stock based upon the greater of (x) $4.50 per share, and (y) the average stock price for the last twenty business days prior to the time of such issuance (the “QVC Earn-Out”). Management has determined that it is probable that the $2.5 million in net royalty income from QVC will be met. In accordance with ASC Topic 480, the QVC Earn-Out obligation is treated as a liability in the accompanying consolidated balance sheets because of the variable number of shares payable under the agreement. Management will assess no less frequently than each reporting period the status of this contingent obligation. Any change in the expected obligation will result in an expense or income in the period in which it is determined fair market value has changed. The QVC Earn-Out is recorded as a current liability at December 31, 2014 in the accompanying consolidated balance sheet.
Ripka Earn-Out
In connection with the purchase of the Ripka Brand, the Company agreed to pay Ripka additional consideration of up to $5 million in aggregate (the “Ripka Earn-Out”), payable in cash or shares of the Company’s Common Stock based on the fair market value of the Company’s Common Stock at the time of payment, and with a floor of $7.00 per share, based on the Ripka Brand achieving in excess of $1 million of net royalty income during each of the 12-month periods ending on October 1, 2016, 2017 and 2018, less the sum of all earn-out payments for any prior earn-out period. Net royalty income shall not include any revenues generated by direct-response television sales or any revenue accelerated as a result of termination. The Ripka Earn-Out of $3.8 million is recorded as long-term debt at December 31, 2014 on the consolidated balance sheets based on the difference between the fair value of the assets of the Ripka Brand acquired and the total consideration paid. In accordance with ASC Topic 480, the Ripka Earn-Out obligation is treated as a liability in the accompanying consolidated balance sheet because of the variable number of shares payable under the agreement.
As of December 31, 2014 and 2013, total contingent obligations were $9.6 million and $6.7 million, respectively.